Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Schedule of Pension Costs	The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'.

Funded status	December 31, 2019	December 31, 2018
	(in thousands)
Projected benefit obligation	$(7,047)	$(5,279)
Fair value of plan assets	6,014	4,707
Funded status	$(1,033)	$(572)
Non-current other liabilities (note 8)	$(1,033)	$(572)

Change in benefit obligation	December 31, 2019	December 31, 2018
	(in thousands)
Benefit obligation at beginning of year	$5,279	$5,927
Service cost	115	138
Interest cost	40	47
Plan participants' contributions	67	83
Settlement	—	(409)
Prior service cost	—	(8)
Transferred (benefits paid)/balances	(72)	(77)
Actuarial loss/(gain)	1,479	(372)
Foreign currency exchange rate changes	139	(50)
Benefit obligation at end of year	$7,047	$5,279

Change in plan assets	December 31,	December 31,
	2019	2018
	(in thousands)
Fair value of plan assets at beginning of year	$4,707	$5,202
Expected return on plan assets	35	41
Actual return/(loss) on plan assets	1,114	(240)
Scheme contributions	89	109
Plan participants' contributions	67	83
Transferred (benefits paid)/balances	(72)	(77)
Settlement	—	(409)
Foreign currency exchange rate changes	74	(2)
Fair value of plan assets at end of year	$6,014	$4,707

The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'. The plan has been closed to new entrants with effect from July 1, 2003.

Funded status	December 31, 2019	December 31, 2018
	(in thousands)
Projected benefit obligation	$(37,036)	$(30,045)
Fair value of plan assets	32,016	27,297
Funded status	$(5,020)	$(2,748)
Non-current other liabilities (note 8)	$(5,020)	$(2,748)

Change in benefit obligation	December 31, 2019	December 31, 2018
	(in thousands)
Benefit obligation at beginning of year	$30,045	$37,759
Service cost	107	124
Interest cost	867	895
Plan participants' contributions	24	24
Expenses	—	—
Benefits paid	(177)	(3,049)
Actuarial loss/(gain)	4,756	(3,844)
Foreign currency exchange rate changes	1,414	(1,864)
Benefit obligation at end of year	$37,036	$30,045

Change in plan assets	December 31, 2019	December 31, 2018
	(in thousands)
Fair value of plan assets at beginning of year	$27,297	$32,423
Actual return/(loss) on plan assets	3,504	(584)
Employer contributions	148	153
Plan participants' contributions	24	24
Benefits paid	(177)	(3,049)
Foreign currency exchange rate changes	1,220	(1,670)
Fair value of plan assets at end of year	$32,016	$27,297

Schedule of Funded Status

Funded status	December 31, 2019	December 31, 2018
	(in thousands)
Projected benefit obligation	$(7,047)	$(5,279)
Fair value of plan assets	6,014	4,707
Funded status	$(1,033)	$(572)
Non-current other liabilities (note 8)	$(1,033)	$(572)

The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'. The plan has been closed to new entrants with effect from July 1, 2003.

Funded status	December 31, 2019	December 31, 2018
	(in thousands)
Projected benefit obligation	$(37,036)	$(30,045)
Fair value of plan assets	32,016	27,297
Funded status	$(5,020)	$(2,748)
Non-current other liabilities (note 8)	$(5,020)	$(2,748)

Schedule of Components of Net Periodic Benefit Cost

	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Service cost	$115	$138	$243
Interest cost	40	47	54
Expected return on plan assets	(35)	(41)	(47)
Amortization of net gain	(93)	(69)	(43)
Amortization of prior service credit	(9)	(8)	(8)
Settlement	—	(93)	(214)
Net periodic benefit cost/(credit)	$18	$(26)	$(15)

The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Service cost	$107	$124	$112
Interest cost	867	895	929
Expected return on plan assets	(574)	(624)	(586)
Amortization of net loss	67	248	250
Expenses	—	—	(8)
Net periodic benefit cost	$467	$643	$697

Summary of Assumptions Used in Calculating Net Periodic Benefit Cost
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2019, December 31, 2018 and December 31, 2017:

	December 31, 2019	December 31, 2018	December 31, 2017
Discount rate	2.9%	2.5%	2.7%
Rate of compensation increase	3.7%	3.7%	3.9%
Expected rate of return on plan assets	2.1%	2.0%	2.1%

Other comprehensive income	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Actuarial loss/(gain) - benefit obligation	$4,756	$(3,844)	$658
Actuarial (gain)/loss – plan assets	(2,930)	1,208	(393)
Actuarial loss recognized in net periodic benefit cost	(67)	(248)	(250)
Total	$1,759	$(2,884)	$15

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2019, December 31, 2018 and December 31, 2017:

	December 31, 2019	December 31, 2018	December 31, 2017
Discount rate	0.80%	0.80%	0.75%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	0.80%	0.80%	0.75%

Other comprehensive income	December 31, 2019	December 31, 2018	December 31, 2017
Actuarial loss/(gain) - benefit obligation	$1,479	$(372)	$(626)
Actuarial (gain)/loss – plan assets	(1,114)	240	296
Prior service credit recognized in net periodic benefit cost	—	93	215
Actuarial gain recognized in net periodic benefit cost	93	69	43
Amortization of net prior service credit	9	8	8
Net prior service cost occurring during the year	—	(9)	(1)
Total	$467	$29	$(65)

Summary of Amounts Recognized in Accumulated Other Comprehensive Income Which Have Not Yet Been Recognized as Components of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Net actuarial gain	$(787)	$(1,254)	$(1,283)
Total	$(787)	$(1,254)	$(1,283)

Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
	(in thousands)
Net actuarial loss	$6,013	$4,254	$7,138
Total	$6,013	$4,254	$7,138

Summary of Assumptions Used in Calculating Pension Benefit Obligations
The following assumptions were used in determining the benefit obligation at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Discount rate	2.1%	2.9%
Rate of compensation increase	3.3%	3.7%

The following assumptions were used in determining the benefit obligation at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Discount rate	0.30%	0.80%
Rate of compensation increase	2.00%	2.00%

Summary of Expected Long Term Rates of Return on Different Asset Classes	The expected long term rates of return on different asset classes are as follows:

Asset Category	Expected long-term return per annum
Corporate Bonds (including 50% high yield bonds)	3.4%
Equities	5.8%
Secured Loans and Multi Asset Credit	3.6%
Cash	2.1%

Schedule of Underlying Asset Split of Fund
The underlying asset split of the fund is shown below.

Asset Category	December 31, 2019	December 31, 2018
Corporate Bonds (including 50% high yield bonds)	40%	25%
Equities	21%	—%
Secured Loans and Multi Asset Credit	39%	—%
Gilts	—%	71%
Cash	—%	4%
	100%	100%

Schedule of Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1
	December 31, 2019	December 31, 2018
	(in thousands)
Cash	$17	$1,029
Fixed Income Securities
L&G Life GPBF All World Equity Index Fund	6,753	—
L&G Life DC Active Corporate Bond	6,412	—
Stone Harbor High Yield Bond Fund	6,292	—
Investec Global Total Return Credit Fund	3,166	—
Stone Harbor Multi Asset Credit Portfolio	3,151	—
Barings European Loan Fund Buy & Hold	6,225	—
Legal and General Active Corporate Bond – Over 10 Year	—	6,688
Legal and General Gilt Funds	—	7,136
Legal and General Index Linked Gilt Funds	—	12,444
	$32,016	$27,297

Schedule of Annual Benefit Payments which Reflect Expected Future Service
The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2020	$280
2021	276
2022	270
2023	265
2024	259
Years 2025 - 2029	$1,184

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2020	$323
2021	398
2022	428
2023	419
2024	549
Years 2025 - 2029	$3,904